Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
6.	Related Party Transactions

(a)	As at December 31, 2014, the Company owed $485,261 (2013 - $113,734) to the Chief Executive Officer of the Company which is non-interest bearing, unsecured, and due on demand. On February 7, 2014, the Company purchased marketable securities with a fair value of $108,952 (Cdn$120,000) from the Chief Executive Officer of the Company.

(b)	During the year ended December 31, 2014, the Company incurred management fees of $34,211 (2013 - $97,420) to the Chief Executive Officer of the Company.